Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel Compensation

Remuneration paid or payable to key management personnel of VTEX for services rendered is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Total short-term remuneration of key management personnel	3,016	3,194	3,107
Share-based compensation	7,675	6,895	5,116
Total	10,691	10,089	8,223